SEC Schedule III- Real Estate and Accumulated Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014	Dec. 31, 2010
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Write-offs related to taking title to collateral	$ 0	$ 0	$ 59,800,000
Encumbrances	2,038,334,000
Initial Cost
Land	461,133,000
Building & Improvements	2,064,915,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	34,454,000
Gross Amount Carried at Close of Period
Land	461,133,000
Building & Improvements	2,099,369,000
Total	2,560,502,000	1,538,489,000	1,207,519,000		1,046,492,000
Accumulated Depreciation	190,997,000	147,943,000	118,070,000		108,430,000
Total	2,369,505,000	1,390,546,000		2,327,914,000
Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,124,899,000
Initial Cost
Land	289,454,000
Building & Improvements	1,046,545,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	1,065,000
Gross Amount Carried at Close of Period
Land	289,454,000
Building & Improvements	1,047,610,000
Total	1,337,064,000
Accumulated Depreciation	38,691,000
Total	1,298,373,000
Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	403,494,000
Encumbrances related to portfolio financing	75,000,000
Initial Cost
Land	68,329,000
Building & Improvements	462,738,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	27,856,000
Gross Amount Carried at Close of Period
Land	68,329,000
Building & Improvements	490,594,000
Total	558,923,000
Accumulated Depreciation	79,864,000
Total	479,059,000
Life on Which Depreciation is Computed
Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	265,386,000
Initial Cost
Land	57,253,000
Building & Improvements	283,833,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	1,258,000
Gross Amount Carried at Close of Period
Land	57,253,000
Building & Improvements	285,091,000
Total	342,344,000
Accumulated Depreciation	66,462,000
Total	275,882,000
Multifamily
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	244,555,000
Initial Cost
Land	45,090,000
Building & Improvements	267,769,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	4,275,000
Gross Amount Carried at Close of Period
Land	45,090,000
Building & Improvements	272,044,000
Total	317,134,000
Accumulated Depreciation	5,888,000
Total	311,246,000
Alton, IL | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,575,000
Initial Cost
Land	987,000
Building & Improvements	2,942,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	21,000
Gross Amount Carried at Close of Period
Land	987,000
Building & Improvements	2,963,000
Total	3,950,000
Accumulated Depreciation	139,000
Total	3,811,000
Apopka, FL | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,433,000
Initial Cost
Land	3,311,000
Building & Improvements	11,895,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	14,000
Gross Amount Carried at Close of Period
Land	3,311,000
Building & Improvements	11,909,000
Total	15,220,000
Accumulated Depreciation	526,000
Total	14,694,000
Arvada, CO | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,671,000
Initial Cost
Land	6,028,000
Building & Improvements	12,481,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	6,028,000
Building & Improvements	12,481,000
Total	18,509,000
Accumulated Depreciation	738,000
Total	17,771,000
Aurora, CO | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,240,000
Initial Cost
Land	7,262,000
Building & Improvements	14,327,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	6,000
Gross Amount Carried at Close of Period
Land	7,262,000
Building & Improvements	14,333,000
Total	21,595,000
Accumulated Depreciation	871,000
Total	20,724,000
Aurora, CO | Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	31,232,000
Initial Cost
Land	2,650,000
Building & Improvements	35,786,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	23,000
Gross Amount Carried at Close of Period
Land	2,650,000
Building & Improvements	35,809,000
Total	38,459,000
Accumulated Depreciation	7,208,000
Total	31,251,000
Life on Which Depreciation is Computed	40 years
Austin, TX | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	34,357,000
Initial Cost
Land	6,440,000
Building & Improvements	31,587,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	6,440,000
Building & Improvements	31,587,000
Total	38,027,000
Accumulated Depreciation	42,000
Total	37,985,000
Belton, MO | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,044,000
Initial Cost
Land	1,681,000
Building & Improvements	11,892,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	9,000
Gross Amount Carried at Close of Period
Land	1,681,000
Building & Improvements	11,901,000
Total	13,582,000
Accumulated Depreciation	528,000
Total	13,054,000
Bloomingburg, NY | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,364,000
Initial Cost
Land	1,953,000
Building & Improvements	18,186,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	11,000
Gross Amount Carried at Close of Period
Land	1,953,000
Building & Improvements	18,197,000
Total	20,150,000
Accumulated Depreciation	801,000
Total	19,349,000
Blossvale, NY | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	10,615,000
Initial Cost
Land	107,000
Building & Improvements	3,424,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	29,000
Gross Amount Carried at Close of Period
Land	107,000
Building & Improvements	3,453,000
Total	3,560,000
Accumulated Depreciation	155,000
Total	3,405,000
Casper, WY | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	24,157,000
Initial Cost
Land	6,924,000
Building & Improvements	13,906,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	6,924,000
Building & Improvements	13,906,000
Total	20,830,000
Accumulated Depreciation	848,000
Total	19,982,000
Cheyenne, WY | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	33,467,000
Initial Cost
Land	5,299,000
Building & Improvements	10,438,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	8,000
Gross Amount Carried at Close of Period
Land	5,299,000
Building & Improvements	10,446,000
Total	15,745,000
Accumulated Depreciation	642,000
Total	15,103,000
Clearfield, UT | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	26,022,000
Initial Cost
Land	3,246,000
Building & Improvements	11,389,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	7,000
Gross Amount Carried at Close of Period
Land	3,246,000
Building & Improvements	11,396,000
Total	14,642,000
Accumulated Depreciation	501,000
Total	14,141,000
Clio, MI | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,539,000
Initial Cost
Land	1,110,000
Building & Improvements	4,749,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	1,110,000
Building & Improvements	4,749,000
Total	5,859,000
Accumulated Depreciation	6,000
Total	5,853,000
Commerce City, CO | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,070,000
Initial Cost
Land	2,318,000
Building & Improvements	4,604,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	2,318,000
Building & Improvements	4,604,000
Total	6,922,000
Accumulated Depreciation	283,000
Total	6,639,000
Connelly, NY | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,160,000
Initial Cost
Land	308,000
Building & Improvements	7,054,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	308,000
Building & Improvements	7,054,000
Total	7,362,000
Accumulated Depreciation	315,000
Total	7,047,000
Davie, FL | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,676,000
Initial Cost
Land	9,381,000
Building & Improvements	8,816,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	9,381,000
Building & Improvements	8,816,000
Total	18,197,000
Accumulated Depreciation	388,000
Total	17,809,000
Davison, MI | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,791,000
Initial Cost
Land	1,251,000
Building & Improvements	5,140,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	1,251,000
Building & Improvements	5,140,000
Total	6,391,000
Accumulated Depreciation	6,000
Total	6,385,000
Denver, CO | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,502,000
Initial Cost
Land	2,322,000
Building & Improvements	5,172,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	4,000
Gross Amount Carried at Close of Period
Land	2,322,000
Building & Improvements	5,176,000
Total	7,498,000
Accumulated Depreciation	291,000
Total	7,207,000
Denver, CO | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	22,363,000
Initial Cost
Land	2,670,000
Building & Improvements	22,690,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	2,670,000
Building & Improvements	22,690,000
Total	25,360,000
Accumulated Depreciation	30,000
Total	25,330,000
Fayetteville, CO | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,456,000
Initial Cost
Land	346,000
Building & Improvements	743,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	346,000
Building & Improvements	743,000
Total	1,089,000
Accumulated Depreciation	45,000
Total	1,044,000
Ft. Collins, CO | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	14,929,000
Initial Cost
Land	11,856,000
Building & Improvements	23,170,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	30,000
Gross Amount Carried at Close of Period
Land	11,856,000
Building & Improvements	23,200,000
Total	35,056,000
Accumulated Depreciation	1,418,000
Total	33,638,000
Gainesville, FL | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	29,413,000
Initial Cost
Land	2,886,000
Building & Improvements	11,489,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	22,000
Gross Amount Carried at Close of Period
Land	2,886,000
Building & Improvements	11,511,000
Total	14,397,000
Accumulated Depreciation	509,000
Total	13,888,000
Gansevoort, NY | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,145,000
Initial Cost
Land	163,000
Building & Improvements	510,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	163,000
Building & Improvements	510,000
Total	673,000
Accumulated Depreciation	24,000
Total	649,000
Gillette, WY | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	17,461,000
Initial Cost
Land	9,148,000
Building & Improvements	18,156,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	9,148,000
Building & Improvements	18,156,000
Total	27,304,000
Accumulated Depreciation	1,106,000
Total	26,198,000
Godfrey, IL | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,564,000
Initial Cost
Land	492,000
Building & Improvements	1,077,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	492,000
Building & Improvements	1,077,000
Total	1,569,000
Accumulated Depreciation	64,000
Total	1,505,000
Golden, CO | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,466,000
Initial Cost
Land	4,955,000
Building & Improvements	9,836,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	171,000
Gross Amount Carried at Close of Period
Land	4,955,000
Building & Improvements	10,007,000
Total	14,962,000
Accumulated Depreciation	600,000
Total	14,362,000
Grand Prairie, TX | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	21,967,000
Initial Cost
Land	7,740,000
Building & Improvements	21,869,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	7,740,000
Building & Improvements	21,869,000
Total	29,609,000
Accumulated Depreciation	29,000
Total	29,580,000
Greeley, CO | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	14,714,000
Initial Cost
Land	10,073,000
Building & Improvements	20,006,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	86,000
Gross Amount Carried at Close of Period
Land	10,073,000
Building & Improvements	20,092,000
Total	30,165,000
Accumulated Depreciation	1,221,000
Total	28,944,000
Haysville, KS | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,436,000
Initial Cost
Land	95,000
Building & Improvements	1,542,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	95,000
Building & Improvements	1,542,000
Total	1,637,000
Accumulated Depreciation	70,000
Total	1,567,000
Henderson, CO | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,685,000
Initial Cost
Land	8,734,000
Building & Improvements	17,672,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	6,000
Gross Amount Carried at Close of Period
Land	8,734,000
Building & Improvements	17,678,000
Total	26,412,000
Accumulated Depreciation	1,040,000
Total	25,372,000
Jacksonville, FL | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	82,076,000
Initial Cost
Land	22,173,000
Building & Improvements	71,764,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	28,000
Gross Amount Carried at Close of Period
Land	22,173,000
Building & Improvements	71,792,000
Total	93,965,000
Accumulated Depreciation	3,166,000
Total	90,799,000
Jacksonville, FL | Multifamily
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	51,130,000
Initial Cost
Land	8,933,000
Building & Improvements	55,617,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	475,000
Gross Amount Carried at Close of Period
Land	8,933,000
Building & Improvements	56,092,000
Total	65,025,000
Accumulated Depreciation	1,108,000
Total	63,917,000
Kansas City, KS | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,570,000
Initial Cost
Land	1,221,000
Building & Improvements	6,937,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	15,000
Gross Amount Carried at Close of Period
Land	1,221,000
Building & Improvements	6,952,000
Total	8,173,000
Accumulated Depreciation	303,000
Total	7,870,000
Kansas City, MO | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,062,000
Initial Cost
Land	885,000
Building & Improvements	9,777,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	19,000
Gross Amount Carried at Close of Period
Land	885,000
Building & Improvements	9,796,000
Total	10,681,000
Accumulated Depreciation	428,000
Total	10,253,000
Kissimmee, FL | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,253,000
Initial Cost
Land	5,771,000
Building & Improvements	23,662,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	7,000
Gross Amount Carried at Close of Period
Land	5,771,000
Building & Improvements	23,669,000
Total	29,440,000
Accumulated Depreciation	1,049,000
Total	28,391,000
Lake Wales, FL | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,679,000
Initial Cost
Land	1,841,000
Building & Improvements	6,341,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	35,000
Gross Amount Carried at Close of Period
Land	1,841,000
Building & Improvements	6,376,000
Total	8,217,000
Accumulated Depreciation	302,000
Total	7,915,000
Laramie, WY | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,526,000
Initial Cost
Land	1,794,000
Building & Improvements	3,687,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	1,794,000
Building & Improvements	3,687,000
Total	5,481,000
Accumulated Depreciation	220,000
Total	5,261,000
Lawrence, KS | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	17,987,000
Initial Cost
Land	931,000
Building & Improvements	14,943,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	13,000
Gross Amount Carried at Close of Period
Land	931,000
Building & Improvements	14,956,000
Total	15,887,000
Accumulated Depreciation	668,000
Total	15,219,000
Layton, UT | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,384,000
Initial Cost
Land	7,145,000
Building & Improvements	21,356,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	54,000
Gross Amount Carried at Close of Period
Land	7,145,000
Building & Improvements	21,410,000
Total	28,555,000
Accumulated Depreciation	947,000
Total	27,608,000
Lewisville, TX | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	23,852,000
Initial Cost
Land	9,170,000
Building & Improvements	23,617,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	9,170,000
Building & Improvements	23,617,000
Total	32,787,000
Accumulated Depreciation	32,000
Total	32,755,000
Liverpool, NY | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	11,920,000
Initial Cost
Land	1,398,000
Building & Improvements	13,229,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	55,000
Gross Amount Carried at Close of Period
Land	1,398,000
Building & Improvements	13,284,000
Total	14,682,000
Accumulated Depreciation	572,000
Total	14,110,000
Longmont, CO | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,661,000
Initial Cost
Land	2,045,000
Building & Improvements	4,244,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	4,000
Gross Amount Carried at Close of Period
Land	2,045,000
Building & Improvements	4,248,000
Total	6,293,000
Accumulated Depreciation	250,000
Total	6,043,000
Longmont, CO | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	44,225,000
Initial Cost
Land	3,660,000
Building & Improvements	45,285,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	3,660,000
Building & Improvements	45,285,000
Total	48,945,000
Accumulated Depreciation	59,000
Total	48,886,000
Loveland, CO | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	17,984,000
Initial Cost
Land	2,206,000
Building & Improvements	4,343,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	8,000
Gross Amount Carried at Close of Period
Land	2,206,000
Building & Improvements	4,351,000
Total	6,557,000
Accumulated Depreciation	268,000
Total	6,289,000
Magna, UT | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,612,000
Initial Cost
Land	3,224,000
Building & Improvements	12,041,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	5,000
Gross Amount Carried at Close of Period
Land	3,224,000
Building & Improvements	12,046,000
Total	15,270,000
Accumulated Depreciation	537,000
Total	14,733,000
Manhattan, KS | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	23,538,000
Initial Cost
Land	1,130,000
Building & Improvements	18,726,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	72,000
Gross Amount Carried at Close of Period
Land	1,130,000
Building & Improvements	18,798,000
Total	19,928,000
Accumulated Depreciation	826,000
Total	19,102,000
Nanuet, NY | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,256,000
Initial Cost
Land	1,106,000
Building & Improvements	12,990,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	10,000
Gross Amount Carried at Close of Period
Land	1,106,000
Building & Improvements	13,000,000
Total	14,106,000
Accumulated Depreciation	578,000
Total	13,528,000
Naples, FL | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,961,000
Initial Cost
Land	4,316,000
Building & Improvements	11,239,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	8,000
Gross Amount Carried at Close of Period
Land	4,316,000
Building & Improvements	11,247,000
Total	15,563,000
Accumulated Depreciation	497,000
Total	15,066,000
North Salt Lake, UT | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,455,000
Initial Cost
Land	8,878,000
Building & Improvements	22,268,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	53,000
Gross Amount Carried at Close of Period
Land	8,878,000
Building & Improvements	22,321,000
Total	31,199,000
Accumulated Depreciation	984,000
Total	30,215,000
O' Fallon, IL | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	11,561,000
Initial Cost
Land	1,643,000
Building & Improvements	3,285,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	19,000
Gross Amount Carried at Close of Period
Land	1,643,000
Building & Improvements	3,304,000
Total	4,947,000
Accumulated Depreciation	201,000
Total	4,746,000
Ogden, UT | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	20,361,000
Initial Cost
Land	14,388,000
Building & Improvements	53,113,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	66,000
Gross Amount Carried at Close of Period
Land	14,388,000
Building & Improvements	53,179,000
Total	67,567,000
Accumulated Depreciation	2,350,000
Total	65,217,000
Orlando, FL | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	57,410,000
Initial Cost
Land	7,480,000
Building & Improvements	26,807,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	21,000
Gross Amount Carried at Close of Period
Land	7,480,000
Building & Improvements	26,828,000
Total	34,308,000
Accumulated Depreciation	1,185,000
Total	33,123,000
Park City, KS | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,554,000
Initial Cost
Land	722,000
Building & Improvements	4,172,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	10,000
Gross Amount Carried at Close of Period
Land	722,000
Building & Improvements	4,182,000
Total	4,904,000
Accumulated Depreciation	184,000
Total	4,720,000
Pompano Beach, FL | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,774,000
Initial Cost
Land	2,515,000
Building & Improvements	4,217,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	4,000
Gross Amount Carried at Close of Period
Land	2,515,000
Building & Improvements	4,221,000
Total	6,736,000
Accumulated Depreciation	186,000
Total	6,550,000
Pontoon Beach, IL | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,689,000
Initial Cost
Land	3,383,000
Building & Improvements	7,044,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	20,000
Gross Amount Carried at Close of Period
Land	3,383,000
Building & Improvements	7,064,000
Total	10,447,000
Accumulated Depreciation	415,000
Total	10,032,000
Port Jervis, NY | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,377,000
Initial Cost
Land	985,000
Building & Improvements	9,394,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	9,000
Gross Amount Carried at Close of Period
Land	985,000
Building & Improvements	9,403,000
Total	10,388,000
Accumulated Depreciation	419,000
Total	9,969,000
Queensbury, NY | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,071,000
Initial Cost
Land	296,000
Building & Improvements	8,730,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	11,000
Gross Amount Carried at Close of Period
Land	296,000
Building & Improvements	8,741,000
Total	9,037,000
Accumulated Depreciation	384,000
Total	8,653,000
Salt Lake City, UT | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	57,189,000
Initial Cost
Land	14,506,000
Building & Improvements	59,398,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	9,000
Gross Amount Carried at Close of Period
Land	14,506,000
Building & Improvements	59,407,000
Total	73,913,000
Accumulated Depreciation	2,639,000
Total	71,274,000
Salt Lake City, UT | Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	13,688,000
Initial Cost
Land	672,000
Building & Improvements	19,739,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	366,000
Gross Amount Carried at Close of Period
Land	672,000
Building & Improvements	20,105,000
Total	20,777,000
Accumulated Depreciation	5,630,000
Total	15,147,000
Life on Which Depreciation is Computed	40 years
Sandy, UT | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	20,125,000
Initial Cost
Land	6,412,000
Building & Improvements	19,874,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	6,412,000
Building & Improvements	19,874,000
Total	26,286,000
Accumulated Depreciation	881,000
Total	25,405,000
Sarasota Springs, NY | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,090,000
Initial Cost
Land	95,000
Building & Improvements	2,904,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	9,000
Gross Amount Carried at Close of Period
Land	95,000
Building & Improvements	2,913,000
Total	3,008,000
Accumulated Depreciation	131,000
Total	2,877,000
Springdale, AR | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,529,000
Initial Cost
Land	1,850,000
Building & Improvements	3,708,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	5,000
Gross Amount Carried at Close of Period
Land	1,850,000
Building & Improvements	3,713,000
Total	5,563,000
Accumulated Depreciation	231,000
Total	5,332,000
Thornton, CO | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	21,998,000
Initial Cost
Land	4,664,000
Building & Improvements	9,214,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	5,000
Gross Amount Carried at Close of Period
Land	4,664,000
Building & Improvements	9,219,000
Total	13,883,000
Accumulated Depreciation	561,000
Total	13,322,000
Thornton, CO | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	93,905,000
Initial Cost
Land	11,789,000
Building & Improvements	94,121,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	11,789,000
Building & Improvements	94,121,000
Total	105,910,000
Accumulated Depreciation	126,000
Total	105,784,000
Tooele, UT | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	11,618,000
Initial Cost
Land	981,000
Building & Improvements	9,449,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	7,000
Gross Amount Carried at Close of Period
Land	981,000
Building & Improvements	9,456,000
Total	10,437,000
Accumulated Depreciation	420,000
Total	10,017,000
Topeka, KS | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	23,575,000
Initial Cost
Land	5,097,000
Building & Improvements	7,167,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	8,000
Gross Amount Carried at Close of Period
Land	5,097,000
Building & Improvements	7,175,000
Total	12,272,000
Accumulated Depreciation	319,000
Total	11,953,000
Washingtonville, NY | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,052,000
Initial Cost
Land	1,181,000
Building & Improvements	4,810,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	1,181,000
Building & Improvements	4,810,000
Total	5,991,000
Accumulated Depreciation	215,000
Total	5,776,000
West Jordan, UT | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	14,705,000
Initial Cost
Land	7,198,000
Building & Improvements	28,908,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	8,000
Gross Amount Carried at Close of Period
Land	7,198,000
Building & Improvements	28,916,000
Total	36,114,000
Accumulated Depreciation	1,284,000
Total	34,830,000
West Valley City, UT | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	24,333,000
Initial Cost
Land	3,444,000
Building & Improvements	18,077,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	6,000
Gross Amount Carried at Close of Period
Land	3,444,000
Building & Improvements	18,083,000
Total	21,527,000
Accumulated Depreciation	804,000
Total	20,723,000
Wichita, KS | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	57,631,000
Initial Cost
Land	2,265,000
Building & Improvements	13,432,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	33,000
Gross Amount Carried at Close of Period
Land	2,265,000
Building & Improvements	13,465,000
Total	15,730,000
Accumulated Depreciation	592,000
Total	15,138,000
Wichita, KS | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,523,000
Initial Cost
Land	2,282,000
Building & Improvements	10,478,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	20,000
Gross Amount Carried at Close of Period
Land	2,282,000
Building & Improvements	10,498,000
Total	12,780,000
Accumulated Depreciation	1,581,000
Total	11,199,000
Life on Which Depreciation is Computed	40 years
Wichita, KS | Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,698,000
Initial Cost
Land	1,325,000
Building & Improvements	5,584,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	1,325,000
Building & Improvements	5,584,000
Total	6,909,000
Accumulated Depreciation	1,186,000
Total	5,723,000
Life on Which Depreciation is Computed	40 years
Winter Haven, FL | Manufactured homes
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	16,069,000
Initial Cost
Land	580,000
Building & Improvements	5,510,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	5,000
Gross Amount Carried at Close of Period
Land	580,000
Building & Improvements	5,515,000
Total	6,095,000
Accumulated Depreciation	242,000
Total	5,853,000
Alexandria, MN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,748,000
Initial Cost
Land	260,000
Building & Improvements	2,200,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	260,000
Building & Improvements	2,200,000
Total	2,460,000
Accumulated Depreciation	36,000
Total	2,424,000
Life on Which Depreciation is Computed	40 years
Baxter, MN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,291,000
Initial Cost
Land	220,000
Building & Improvements	2,786,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	220,000
Building & Improvements	2,786,000
Total	3,006,000
Accumulated Depreciation	43,000
Total	2,963,000
Life on Which Depreciation is Computed	40 years
Black Mountain, NC | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,075,000
Initial Cost
Land	468,000
Building & Improvements	5,786,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	861,000
Gross Amount Carried at Close of Period
Land	468,000
Building & Improvements	6,647,000
Total	7,115,000
Accumulated Depreciation	1,092,000
Total	6,023,000
Life on Which Depreciation is Computed	40 years
Blountstown, FL | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,709,000
Initial Cost
Land	378,000
Building & Improvements	5,069,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	908,000
Gross Amount Carried at Close of Period
Land	378,000
Building & Improvements	5,977,000
Total	6,355,000
Accumulated Depreciation	964,000
Total	5,391,000
Life on Which Depreciation is Computed	40 years
Bremerton, WA | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,971,000
Initial Cost
Land	964,000
Building & Improvements	8,171,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	360,000
Gross Amount Carried at Close of Period
Land	964,000
Building & Improvements	8,531,000
Total	9,495,000
Accumulated Depreciation	1,549,000
Total	7,946,000
Life on Which Depreciation is Computed	40 years
Carrollton, GA | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,826,000
Initial Cost
Land	816,000
Building & Improvements	4,220,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	1,017,000
Gross Amount Carried at Close of Period
Land	816,000
Building & Improvements	5,237,000
Total	6,053,000
Accumulated Depreciation	881,000
Total	5,172,000
Life on Which Depreciation is Computed	40 years
Castleton, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,453,000
Initial Cost
Land	677,000
Building & Improvements	8,077,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	677,000
Building & Improvements	8,077,000
Total	8,754,000
Accumulated Depreciation	1,321,000
Total	7,433,000
Life on Which Depreciation is Computed	40 years
Charleston, IL | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,607,000
Initial Cost
Land	485,000
Building & Improvements	6,211,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	743,000
Gross Amount Carried at Close of Period
Land	485,000
Building & Improvements	6,954,000
Total	7,439,000
Accumulated Depreciation	1,152,000
Total	6,287,000
Life on Which Depreciation is Computed	40 years
Chesterfield, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,282,000
Initial Cost
Land	815,000
Building & Improvements	4,204,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	815,000
Building & Improvements	4,204,000
Total	5,019,000
Accumulated Depreciation	687,000
Total	4,332,000
Life on Which Depreciation is Computed	40 years
Cincinnati, OH | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	10,938,000
Initial Cost
Land	2,052,000
Building & Improvements	15,776,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	771,000
Gross Amount Carried at Close of Period
Land	2,052,000
Building & Improvements	16,547,000
Total	18,599,000
Accumulated Depreciation	3,145,000
Total	15,454,000
Life on Which Depreciation is Computed	40 years
Clemmons, NC | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,069,000
Initial Cost
Land	337,000
Building & Improvements	4,541,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	33,000
Gross Amount Carried at Close of Period
Land	337,000
Building & Improvements	4,574,000
Total	4,911,000
Accumulated Depreciation	704,000
Total	4,207,000
Life on Which Depreciation is Computed	40 years
Clinton, OK | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,283,000
Initial Cost
Land	225,000
Building & Improvements	3,513,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	483,000
Gross Amount Carried at Close of Period
Land	225,000
Building & Improvements	3,996,000
Total	4,221,000
Accumulated Depreciation	868,000
Total	3,353,000
Life on Which Depreciation is Computed	40 years
Cloquet, MN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,398,000
Initial Cost
Land	170,000
Building & Improvements	4,021,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	170,000
Building & Improvements	4,021,000
Total	4,191,000
Accumulated Depreciation	60,000
Total	4,131,000
Life on Which Depreciation is Computed	40 years
Columbia City, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,339,000
Initial Cost
Land	1,034,000
Building & Improvements	6,390,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	1,034,000
Building & Improvements	6,390,000
Total	7,424,000
Accumulated Depreciation	1,045,000
Total	6,379,000
Life on Which Depreciation is Computed	40 years
Daly City, CA | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	10,775,000
Initial Cost
Land	0
Building & Improvements	0
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	12,322,000
Gross Amount Carried at Close of Period
Land	0
Building & Improvements	12,322,000
Total	12,322,000
Accumulated Depreciation	5,541,000
Total	6,781,000
Life on Which Depreciation is Computed	40 years
Daly City, CA | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,595,000
Initial Cost
Land	3,297,000
Building & Improvements	1,872,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	3,297,000
Building & Improvements	1,872,000
Total	5,169,000
Accumulated Depreciation	286,000
Total	4,883,000
Life on Which Depreciation is Computed	40 years
Detroit Lakes, MN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,977,000
Initial Cost
Land	40,000
Building & Improvements	2,420,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	40,000
Building & Improvements	2,420,000
Total	2,460,000
Accumulated Depreciation	39,000
Total	2,421,000
Life on Which Depreciation is Computed	40 years
Duluth, MN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,655,000
Initial Cost
Land	300,000
Building & Improvements	12,436,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	300,000
Building & Improvements	12,436,000
Total	12,736,000
Accumulated Depreciation	180,000
Total	12,556,000
Life on Which Depreciation is Computed	40 years
Duluth, MN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,298,000
Initial Cost
Land	200,000
Building & Improvements	4,355,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	200,000
Building & Improvements	4,355,000
Total	4,555,000
Accumulated Depreciation	70,000
Total	4,485,000
Life on Which Depreciation is Computed	40 years
Duluth, MN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost
Land	555,000
Building & Improvements	0
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	555,000
Building & Improvements	0
Total	555,000
Accumulated Depreciation	0
Total	555,000
Dunkirk, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,164,000
Initial Cost
Land	310,000
Building & Improvements	2,299,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	310,000
Building & Improvements	2,299,000
Total	2,609,000
Accumulated Depreciation	376,000
Total	2,233,000
Life on Which Depreciation is Computed	40 years
East Arlington, TX | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,210,000
Initial Cost
Land	3,619,000
Building & Improvements	901,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	63,000
Gross Amount Carried at Close of Period
Land	3,619,000
Building & Improvements	964,000
Total	4,583,000
Accumulated Depreciation	147,000
Total	4,436,000
Life on Which Depreciation is Computed	40 years
Effingham, IL | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	519,000
Initial Cost
Land	211,000
Building & Improvements	1,145,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	12,000
Gross Amount Carried at Close of Period
Land	211,000
Building & Improvements	1,157,000
Total	1,368,000
Accumulated Depreciation	205,000
Total	1,163,000
Life on Which Depreciation is Computed	40 years
Effingham, IL | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,415,000
Initial Cost
Land	340,000
Building & Improvements	4,994,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	364,000
Gross Amount Carried at Close of Period
Land	340,000
Building & Improvements	5,358,000
Total	5,698,000
Accumulated Depreciation	911,000
Total	4,787,000
Life on Which Depreciation is Computed	40 years
Elk City, OK | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,171,000
Initial Cost
Land	143,000
Building & Improvements	6,721,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	403,000
Gross Amount Carried at Close of Period
Land	143,000
Building & Improvements	7,124,000
Total	7,267,000
Accumulated Depreciation	1,395,000
Total	5,872,000
Life on Which Depreciation is Computed	40 years
Fairfield, IL | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,141,000
Initial Cost
Land	153,000
Building & Improvements	7,898,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	73,000
Gross Amount Carried at Close of Period
Land	153,000
Building & Improvements	7,971,000
Total	8,124,000
Accumulated Depreciation	1,393,000
Total	6,731,000
Life on Which Depreciation is Computed	40 years
Fergus Falls, MN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost
Land	245,000
Building & Improvements	0
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	245,000
Building & Improvements	0
Total	245,000
Accumulated Depreciation	0
Total	245,000
Fort Wayne, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,048,000
Initial Cost
Land	1,478,000
Building & Improvements	4,409,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	1,478,000
Building & Improvements	4,409,000
Total	5,887,000
Accumulated Depreciation	721,000
Total	5,166,000
Life on Which Depreciation is Computed	40 years
Fort Wayne, IN | Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,020,000
Initial Cost
Land	0
Building & Improvements	3,642,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	0
Building & Improvements	3,642,000
Total	3,642,000
Accumulated Depreciation	866,000
Total	2,776,000
Life on Which Depreciation is Computed	40 years
Fullerton, CA | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	749,000
Initial Cost
Land	1,357,000
Building & Improvements	872,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	162,000
Gross Amount Carried at Close of Period
Land	1,357,000
Building & Improvements	1,034,000
Total	2,391,000
Accumulated Depreciation	176,000
Total	2,215,000
Life on Which Depreciation is Computed	40 years
Fullerton, CA | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,272,000
Initial Cost
Land	4,065,000
Building & Improvements	8,564,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	259,000
Gross Amount Carried at Close of Period
Land	4,065,000
Building & Improvements	8,823,000
Total	12,888,000
Accumulated Depreciation	1,593,000
Total	11,295,000
Life on Which Depreciation is Computed	40 years
Garden Grove, CA | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	10,725,000
Initial Cost
Land	6,975,000
Building & Improvements	5,927,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	274,000
Gross Amount Carried at Close of Period
Land	6,975,000
Building & Improvements	6,201,000
Total	13,176,000
Accumulated Depreciation	1,140,000
Total	12,036,000
Life on Which Depreciation is Computed	40 years
Grand Rapids, MN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,325,000
Initial Cost
Land	160,000
Building & Improvements	3,849,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	160,000
Building & Improvements	3,849,000
Total	4,009,000
Accumulated Depreciation	58,000
Total	3,951,000
Life on Which Depreciation is Computed	40 years
Grove City, OH | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,304,000
Initial Cost
Land	613,000
Building & Improvements	6,882,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	262,000
Gross Amount Carried at Close of Period
Land	613,000
Building & Improvements	7,144,000
Total	7,757,000
Accumulated Depreciation	1,233,000
Total	6,524,000
Life on Which Depreciation is Computed	40 years
Harrisburg, IL | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,534,000
Initial Cost
Land	191,000
Building & Improvements	5,059,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	10,000
Gross Amount Carried at Close of Period
Land	191,000
Building & Improvements	5,069,000
Total	5,260,000
Accumulated Depreciation	883,000
Total	4,377,000
Life on Which Depreciation is Computed	40 years
Hartford City, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	721,000
Initial Cost
Land	199,000
Building & Improvements	1,782,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	199,000
Building & Improvements	1,782,000
Total	1,981,000
Accumulated Depreciation	291,000
Total	1,690,000
Life on Which Depreciation is Computed	40 years
Hobart, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,860,000
Initial Cost
Land	1,835,000
Building & Improvements	5,019,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	1,835,000
Building & Improvements	5,019,000
Total	6,854,000
Accumulated Depreciation	821,000
Total	6,033,000
Life on Which Depreciation is Computed	40 years
Huntington, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost
Land	120,000
Building & Improvements	0
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	120,000
Building & Improvements	0
Total	120,000
Accumulated Depreciation	0
Total	120,000
Huntington, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,093,000
Initial Cost
Land	526,000
Building & Improvements	5,037,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	526,000
Building & Improvements	5,037,000
Total	5,563,000
Accumulated Depreciation	824,000
Total	4,739,000
Life on Which Depreciation is Computed	40 years
Indianapolis, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,463,000
Initial Cost
Land	210,000
Building & Improvements	2,511,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	210,000
Building & Improvements	2,511,000
Total	2,721,000
Accumulated Depreciation	410,000
Total	2,311,000
Life on Which Depreciation is Computed	40 years
Indianapolis, IN | Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	26,601,000
Initial Cost
Land	1,670,000
Building & Improvements	32,306,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	1,670,000
Building & Improvements	32,306,000
Total	33,976,000
Accumulated Depreciation	7,381,000
Total	26,595,000
Life on Which Depreciation is Computed	40 years
Kingfisher, OK | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,804,000
Initial Cost
Land	128,000
Building & Improvements	5,497,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	295,000
Gross Amount Carried at Close of Period
Land	128,000
Building & Improvements	5,792,000
Total	5,920,000
Accumulated Depreciation	1,116,000
Total	4,804,000
Life on Which Depreciation is Computed	40 years
La Vista, NE | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,094,000
Initial Cost
Land	562,000
Building & Improvements	4,966,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	415,000
Gross Amount Carried at Close of Period
Land	562,000
Building & Improvements	5,381,000
Total	5,943,000
Accumulated Depreciation	949,000
Total	4,994,000
Life on Which Depreciation is Computed	40 years
LaGrange, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,828,000
Initial Cost
Land	446,000
Building & Improvements	5,494,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	446,000
Building & Improvements	5,494,000
Total	5,940,000
Accumulated Depreciation	898,000
Total	5,042,000
Life on Which Depreciation is Computed	40 years
LaGrange, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	490,000
Initial Cost
Land	47,000
Building & Improvements	584,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	47,000
Building & Improvements	584,000
Total	631,000
Accumulated Depreciation	95,000
Total	536,000
Life on Which Depreciation is Computed	40 years
Lancaster, OH | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,559,000
Initial Cost
Land	294,000
Building & Improvements	6,094,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	329,000
Gross Amount Carried at Close of Period
Land	294,000
Building & Improvements	6,423,000
Total	6,717,000
Accumulated Depreciation	1,162,000
Total	5,555,000
Life on Which Depreciation is Computed	40 years
Lancaster, OH | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,399,000
Initial Cost
Land	720,000
Building & Improvements	5,780,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	1,026,000
Gross Amount Carried at Close of Period
Land	720,000
Building & Improvements	6,806,000
Total	7,526,000
Accumulated Depreciation	384,000
Total	7,142,000
Life on Which Depreciation is Computed	40 years
Little Falls, MN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,687,000
Initial Cost
Land	250,000
Building & Improvements	1,754,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	250,000
Building & Improvements	1,754,000
Total	2,004,000
Accumulated Depreciation	31,000
Total	1,973,000
Life on Which Depreciation is Computed	40 years
Marysville, OH | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,919,000
Initial Cost
Land	2,218,000
Building & Improvements	5,015,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	368,000
Gross Amount Carried at Close of Period
Land	2,218,000
Building & Improvements	5,383,000
Total	7,601,000
Accumulated Depreciation	984,000
Total	6,617,000
Life on Which Depreciation is Computed	40 years
Mattoon, IL | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,646,000
Initial Cost
Land	210,000
Building & Improvements	6,871,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	292,000
Gross Amount Carried at Close of Period
Land	210,000
Building & Improvements	7,163,000
Total	7,373,000
Accumulated Depreciation	1,341,000
Total	6,032,000
Life on Which Depreciation is Computed	40 years
Mattoon, IL | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,439,000
Initial Cost
Land	227,000
Building & Improvements	7,534,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	302,000
Gross Amount Carried at Close of Period
Land	227,000
Building & Improvements	7,836,000
Total	8,063,000
Accumulated Depreciation	1,228,000
Total	6,835,000
Life on Which Depreciation is Computed	40 years
Memphis, TN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	14,009,000
Initial Cost
Land	4,770,000
Building & Improvements	14,305,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	586,000
Gross Amount Carried at Close of Period
Land	4,770,000
Building & Improvements	14,891,000
Total	19,661,000
Accumulated Depreciation	2,752,000
Total	16,909,000
Life on Which Depreciation is Computed	40 years
Memphis, TN | Multifamily
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	39,600,000
Initial Cost
Land	7,300,000
Building & Improvements	41,896,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	1,307,000
Gross Amount Carried at Close of Period
Land	7,300,000
Building & Improvements	43,203,000
Total	50,503,000
Accumulated Depreciation	1,055,000
Total	49,448,000
Middletown, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost
Land	52,000
Building & Improvements	0
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	52,000
Building & Improvements	0
Total	52,000
Accumulated Depreciation	0
Total	52,000
Middletown, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,831,000
Initial Cost
Land	132,000
Building & Improvements	4,750,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	132,000
Building & Improvements	4,750,000
Total	4,882,000
Accumulated Depreciation	777,000
Total	4,105,000
Life on Which Depreciation is Computed	40 years
Mooresville, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,282,000
Initial Cost
Land	631,000
Building & Improvements	4,187,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	631,000
Building & Improvements	4,187,000
Total	4,818,000
Accumulated Depreciation	685,000
Total	4,133,000
Life on Which Depreciation is Computed	40 years
Morris, IL | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,069,000
Initial Cost
Land	568,000
Building & Improvements	9,103,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	943,000
Gross Amount Carried at Close of Period
Land	568,000
Building & Improvements	10,046,000
Total	10,614,000
Accumulated Depreciation	1,933,000
Total	8,681,000
Life on Which Depreciation is Computed	40 years
Mountain Iron, MN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,253,000
Initial Cost
Land	175,000
Building & Improvements	3,651,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	175,000
Building & Improvements	3,651,000
Total	3,826,000
Accumulated Depreciation	55,000
Total	3,771,000
Life on Which Depreciation is Computed	40 years
Mt. Sterling, KY | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	10,735,000
Initial Cost
Land	599,000
Building & Improvements	12,561,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	25,000
Gross Amount Carried at Close of Period
Land	599,000
Building & Improvements	12,586,000
Total	13,185,000
Accumulated Depreciation	2,065,000
Total	11,120,000
Life on Which Depreciation is Computed	40 years
Oklahoma City, OK | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,247,000
Initial Cost
Land	757,000
Building & Improvements	5,184,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	355,000
Gross Amount Carried at Close of Period
Land	757,000
Building & Improvements	5,539,000
Total	6,296,000
Accumulated Depreciation	1,098,000
Total	5,198,000
Life on Which Depreciation is Computed	40 years
Olney, IL | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,353,000
Initial Cost
Land	57,000
Building & Improvements	2,897,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	32,000
Gross Amount Carried at Close of Period
Land	57,000
Building & Improvements	2,929,000
Total	2,986,000
Accumulated Depreciation	517,000
Total	2,469,000
Life on Which Depreciation is Computed	40 years
Olney, IL | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,064,000
Initial Cost
Land	109,000
Building & Improvements	5,419,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	372,000
Gross Amount Carried at Close of Period
Land	109,000
Building & Improvements	5,791,000
Total	5,900,000
Accumulated Depreciation	981,000
Total	4,919,000
Life on Which Depreciation is Computed	40 years
Paris, IL | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,554,000
Initial Cost
Land	187,000
Building & Improvements	6,797,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	140,000
Gross Amount Carried at Close of Period
Land	187,000
Building & Improvements	6,937,000
Total	7,124,000
Accumulated Depreciation	1,193,000
Total	5,931,000
Life on Which Depreciation is Computed	40 years
Park Rapids, MN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,432,000
Initial Cost
Land	50,000
Building & Improvements	2,683,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	50,000
Building & Improvements	2,683,000
Total	2,733,000
Accumulated Depreciation	42,000
Total	2,691,000
Life on Which Depreciation is Computed	40 years
Peru, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,507,000
Initial Cost
Land	502,000
Building & Improvements	7,135,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	502,000
Building & Improvements	7,135,000
Total	7,637,000
Accumulated Depreciation	1,167,000
Total	6,470,000
Life on Which Depreciation is Computed	40 years
Plymouth, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,471,000
Initial Cost
Land	128,000
Building & Improvements	5,538,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	128,000
Building & Improvements	5,538,000
Total	5,666,000
Accumulated Depreciation	906,000
Total	4,760,000
Life on Which Depreciation is Computed	40 years
Portage, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,958,000
Initial Cost
Land	1,438,000
Building & Improvements	7,988,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	1,438,000
Building & Improvements	7,988,000
Total	9,426,000
Accumulated Depreciation	1,306,000
Total	8,120,000
Life on Which Depreciation is Computed	40 years
Proctor, MN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,112,000
Initial Cost
Land	300,000
Building & Improvements	7,920,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	300,000
Building & Improvements	7,920,000
Total	8,220,000
Accumulated Depreciation	115,000
Total	8,105,000
Life on Which Depreciation is Computed	40 years
Rantoul, IL | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,393,000
Initial Cost
Land	151,000
Building & Improvements	5,377,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	348,000
Gross Amount Carried at Close of Period
Land	151,000
Building & Improvements	5,725,000
Total	5,876,000
Accumulated Depreciation	972,000
Total	4,904,000
Life on Which Depreciation is Computed	40 years
Robinson, IL | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,835,000
Initial Cost
Land	219,000
Building & Improvements	4,746,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	92,000
Gross Amount Carried at Close of Period
Land	219,000
Building & Improvements	4,838,000
Total	5,057,000
Accumulated Depreciation	870,000
Total	4,187,000
Life on Which Depreciation is Computed	40 years
Rockford, IL | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,736,000
Initial Cost
Land	1,101,000
Building & Improvements	4,814,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	92,000
Gross Amount Carried at Close of Period
Land	1,101,000
Building & Improvements	4,906,000
Total	6,007,000
Accumulated Depreciation	858,000
Total	5,149,000
Life on Which Depreciation is Computed	40 years
Rockport, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost
Land	366,000
Building & Improvements	0
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	366,000
Building & Improvements	0
Total	366,000
Accumulated Depreciation	0
Total	366,000
Rockport, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,119,000
Initial Cost
Land	253,000
Building & Improvements	2,092,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	253,000
Building & Improvements	2,092,000
Total	2,345,000
Accumulated Depreciation	342,000
Total	2,003,000
Life on Which Depreciation is Computed	40 years
Rushville, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,401,000
Initial Cost
Land	310,000
Building & Improvements	5,858,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	310,000
Building & Improvements	5,858,000
Total	6,168,000
Accumulated Depreciation	958,000
Total	5,210,000
Life on Which Depreciation is Computed	40 years
Rushville, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	729,000
Initial Cost
Land	62,000
Building & Improvements	1,177,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	62,000
Building & Improvements	1,177,000
Total	1,239,000
Accumulated Depreciation	192,000
Total	1,047,000
Life on Which Depreciation is Computed	40 years
Santa Ana, CA | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,562,000
Initial Cost
Land	2,281,000
Building & Improvements	7,046,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	237,000
Gross Amount Carried at Close of Period
Land	2,281,000
Building & Improvements	7,283,000
Total	9,564,000
Accumulated Depreciation	1,326,000
Total	8,238,000
Life on Which Depreciation is Computed	40 years
Stephenville, TX | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,897,000
Initial Cost
Land	507,000
Building & Improvements	6,459,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	403,000
Gross Amount Carried at Close of Period
Land	507,000
Building & Improvements	6,862,000
Total	7,369,000
Accumulated Depreciation	1,213,000
Total	6,156,000
Life on Which Depreciation is Computed	40 years
Sterling, IL | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,247,000
Initial Cost
Land	129,000
Building & Improvements	6,229,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	762,000
Gross Amount Carried at Close of Period
Land	129,000
Building & Improvements	6,991,000
Total	7,120,000
Accumulated Depreciation	1,428,000
Total	5,692,000
Life on Which Depreciation is Computed	40 years
Sullivan, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,344,000
Initial Cost
Land	1,794,000
Building & Improvements	4,469,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	1,794,000
Building & Improvements	4,469,000
Total	6,263,000
Accumulated Depreciation	730,000
Total	5,533,000
Life on Which Depreciation is Computed	40 years
Sullivan, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	966,000
Initial Cost
Land	102,000
Building & Improvements	441,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	102,000
Building & Improvements	441,000
Total	543,000
Accumulated Depreciation	73,000
Total	470,000
Life on Which Depreciation is Computed	40 years
Sullivan, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost
Land	494,000
Building & Improvements	0
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	494,000
Building & Improvements	0
Total	494,000
Accumulated Depreciation	0
Total	494,000
Sycamore, IL | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,143,000
Initial Cost
Land	816,000
Building & Improvements	9,897,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	121,000
Gross Amount Carried at Close of Period
Land	816,000
Building & Improvements	10,018,000
Total	10,834,000
Accumulated Depreciation	1,755,000
Total	9,079,000
Life on Which Depreciation is Computed	40 years
Syracuse, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,733,000
Initial Cost
Land	125,000
Building & Improvements	4,564,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	125,000
Building & Improvements	4,564,000
Total	4,689,000
Accumulated Depreciation	746,000
Total	3,943,000
Life on Which Depreciation is Computed	40 years
Tipton, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,944,000
Initial Cost
Land	1,102,000
Building & Improvements	10,836,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	(27,000)
Gross Amount Carried at Close of Period
Land	1,102,000
Building & Improvements	10,809,000
Total	11,911,000
Accumulated Depreciation	1,590,000
Total	10,321,000
Life on Which Depreciation is Computed	40 years
Tuscola, IL | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,011,000
Initial Cost
Land	237,000
Building & Improvements	4,616,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	268,000
Gross Amount Carried at Close of Period
Land	237,000
Building & Improvements	4,884,000
Total	5,121,000
Accumulated Depreciation	890,000
Total	4,231,000
Life on Which Depreciation is Computed	40 years
Vandalia, IL | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,043,000
Initial Cost
Land	82,000
Building & Improvements	7,969,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	49,000
Gross Amount Carried at Close of Period
Land	82,000
Building & Improvements	8,018,000
Total	8,100,000
Accumulated Depreciation	1,395,000
Total	6,705,000
Life on Which Depreciation is Computed	40 years
Wabash, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,645,000
Initial Cost
Land	1,060,000
Building & Improvements	870,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	1,060,000
Building & Improvements	870,000
Total	1,930,000
Accumulated Depreciation	142,000
Total	1,788,000
Life on Which Depreciation is Computed	40 years
Wabash, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,665,000
Initial Cost
Land	1,451,000
Building & Improvements	4,154,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	1,451,000
Building & Improvements	4,154,000
Total	5,605,000
Accumulated Depreciation	679,000
Total	4,926,000
Life on Which Depreciation is Computed	40 years
Wakarusa, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,316,000
Initial Cost
Land	289,000
Building & Improvements	13,420,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	289,000
Building & Improvements	13,420,000
Total	13,709,000
Accumulated Depreciation	2,195,000
Total	11,514,000
Life on Which Depreciation is Computed	40 years
Wakarusa, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,996,000
Initial Cost
Land	153,000
Building & Improvements	7,111,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	153,000
Building & Improvements	7,111,000
Total	7,264,000
Accumulated Depreciation	1,164,000
Total	6,100,000
Life on Which Depreciation is Computed	40 years
Warsaw, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost
Land	77,000
Building & Improvements	0
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	77,000
Building & Improvements	0
Total	77,000
Accumulated Depreciation	0
Total	77,000
Warsaw, IN | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,479,000
Initial Cost
Land	319,000
Building & Improvements	3,722,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	319,000
Building & Improvements	3,722,000
Total	4,041,000
Accumulated Depreciation	609,000
Total	3,432,000
Life on Which Depreciation is Computed	40 years
Washington Court House, OH | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,714,000
Initial Cost
Land	341,000
Building & Improvements	5,169,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	255,000
Gross Amount Carried at Close of Period
Land	341,000
Building & Improvements	5,424,000
Total	5,765,000
Accumulated Depreciation	957,000
Total	4,808,000
Life on Which Depreciation is Computed	40 years
Weatherford, OK | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,308,000
Initial Cost
Land	229,000
Building & Improvements	5,600,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	376,000
Gross Amount Carried at Close of Period
Land	229,000
Building & Improvements	5,976,000
Total	6,205,000
Accumulated Depreciation	1,179,000
Total	5,026,000
Life on Which Depreciation is Computed	40 years
Windsor, NC | Healthcare
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost
Land	397,000
Building & Improvements	0
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	397,000
Building & Improvements	0
Total	397,000
Accumulated Depreciation	0
Total	397,000
Auburn Hills, MI | Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	11,903,000
Initial Cost
Land	2,980,000
Building & Improvements	8,607,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	2,980,000
Building & Improvements	8,607,000
Total	11,587,000
Accumulated Depreciation	3,476,000
Total	8,111,000
Life on Which Depreciation is Computed	40 years
Camp Hill, PA | Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	24,119,000
Initial Cost
Land	5,900,000
Building & Improvements	19,510,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	5,900,000
Building & Improvements	19,510,000
Total	25,410,000
Accumulated Depreciation	7,043,000
Total	18,367,000
Life on Which Depreciation is Computed	40 years
Columbus, OH | Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	22,300,000
Initial Cost
Land	4,375,000
Building & Improvements	29,184,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	4,375,000
Building & Improvements	29,184,000
Total	33,559,000
Accumulated Depreciation	5,387,000
Total	28,172,000
Life on Which Depreciation is Computed	40 years
Fort Mill, SC | Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	29,164,000
Initial Cost
Land	3,300,000
Building & Improvements	31,554,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	3,300,000
Building & Improvements	31,554,000
Total	34,854,000
Accumulated Depreciation	6,098,000
Total	28,756,000
Life on Which Depreciation is Computed	40 years
Milpitas, CA | Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	20,056,000
Initial Cost
Land	16,800,000
Building & Improvements	8,847,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	16,800,000
Building & Improvements	8,847,000
Total	25,647,000
Accumulated Depreciation	2,451,000
Total	23,196,000
Life on Which Depreciation is Computed	40 years
Rancho Cordova, CA | Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,659,000
Initial Cost
Land	3,060,000
Building & Improvements	9,360,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	3,060,000
Building & Improvements	9,360,000
Total	12,420,000
Accumulated Depreciation	2,236,000
Total	10,184,000
Life on Which Depreciation is Computed	40 years
Rockaway, NJ | Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	16,094,000
Initial Cost
Land	6,118,000
Building & Improvements	15,664,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	295,000
Gross Amount Carried at Close of Period
Land	6,118,000
Building & Improvements	15,959,000
Total	22,077,000
Accumulated Depreciation	3,786,000
Total	18,291,000
Life on Which Depreciation is Computed	40 years
Bloomingdale, IL | Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,332,000
Initial Cost
Land	0
Building & Improvements	5,810,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	0
Building & Improvements	5,810,000
Total	5,810,000
Accumulated Depreciation	1,285,000
Total	4,525,000
Life on Which Depreciation is Computed	40 years
Keene, NH | Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,237,000
Initial Cost
Land	3,033,000
Building & Improvements	5,919,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	3,033,000
Building & Improvements	5,919,000
Total	8,952,000
Accumulated Depreciation	1,293,000
Total	7,659,000
Life on Which Depreciation is Computed	40 years
Concord, NH | Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,788,000
Initial Cost
Land	2,145,000
Building & Improvements	9,216,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	2,145,000
Building & Improvements	9,216,000
Total	11,361,000
Accumulated Depreciation	2,072,000
Total	9,289,000
Life on Which Depreciation is Computed	40 years
Melville, NY | Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,136,000
Initial Cost
Land	0
Building & Improvements	3,187,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	0
Building & Improvements	3,187,000
Total	3,187,000
Accumulated Depreciation	791,000
Total	2,396,000
Life on Which Depreciation is Computed	40 years
Millbury, MA | Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,396,000
Initial Cost
Land	0
Building & Improvements	5,994,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	0
Building & Improvements	5,994,000
Total	5,994,000
Accumulated Depreciation	1,182,000
Total	4,812,000
Life on Which Depreciation is Computed	40 years
North Attleboro, MA | Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,379,000
Initial Cost
Land	0
Building & Improvements	5,445,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	0
Building & Improvements	5,445,000
Total	5,445,000
Accumulated Depreciation	1,200,000
Total	4,245,000
Life on Which Depreciation is Computed	40 years
South Portland, ME | Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,819,000
Initial Cost
Land	0
Building & Improvements	6,687,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	0
Building & Improvements	6,687,000
Total	6,687,000
Accumulated Depreciation	2,122,000
Total	4,565,000
Life on Which Depreciation is Computed	24 years 4 months 24 days
Reading, PA | Net Lease
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	17,765,000
Initial Cost
Land	3,225,000
Building & Improvements	21,792,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	574,000
Gross Amount Carried at Close of Period
Land	3,225,000
Building & Improvements	22,366,000
Total	25,591,000
Accumulated Depreciation	3,769,000
Total	21,822,000
Life on Which Depreciation is Computed	40 years
Houston, TX | Multifamily
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	14,870,000
Initial Cost
Land	2,401,000
Building & Improvements	16,293,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	167,000
Gross Amount Carried at Close of Period
Land	2,401,000
Building & Improvements	16,460,000
Total	18,861,000
Accumulated Depreciation	285,000
Total	18,576,000
Marietta, GA | Multifamily
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	11,395,000
Initial Cost
Land	3,742,000
Building & Improvements	11,258,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	327,000
Gross Amount Carried at Close of Period
Land	3,742,000
Building & Improvements	11,585,000
Total	15,327,000
Accumulated Depreciation	323,000
Total	15,004,000
Murfreesboro, TN | Multifamily
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	18,780,000
Initial Cost
Land	2,900,000
Building & Improvements	20,850,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	487,000
Gross Amount Carried at Close of Period
Land	2,900,000
Building & Improvements	21,337,000
Total	24,237,000
Accumulated Depreciation	500,000
Total	23,737,000
Panama City, FL | Multifamily
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,880,000
Initial Cost
Land	800,000
Building & Improvements	15,150,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	296,000
Gross Amount Carried at Close of Period
Land	800,000
Building & Improvements	15,446,000
Total	16,246,000
Accumulated Depreciation	386,000
Total	15,860,000
Roswell, GA | Multifamily
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	23,812,000
Initial Cost
Land	7,920,000
Building & Improvements	23,825,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	970,000
Gross Amount Carried at Close of Period
Land	7,920,000
Building & Improvements	24,795,000
Total	32,715,000
Accumulated Depreciation	623,000
Total	32,092,000
Savannah, GA | Multifamily
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	25,550,000
Initial Cost
Land	2,700,000
Building & Improvements	29,750,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	246,000
Gross Amount Carried at Close of Period
Land	2,700,000
Building & Improvements	29,996,000
Total	32,696,000
Accumulated Depreciation	683,000
Total	32,013,000
Scottsdale, AZ | Multifamily
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	46,538,000
Initial Cost
Land	8,394,000
Building & Improvements	53,130,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	8,394,000
Building & Improvements	53,130,000
Total	61,524,000
Accumulated Depreciation	925,000
Total	60,599,000
Sheboygan, WI | REO
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost
Land	1,007,000
Building & Improvements	4,030,000
Capitalized Subsequent to Acquisition
Land, Buildings & Improvements	0
Gross Amount Carried at Close of Period
Land	1,007,000
Building & Improvements	4,030,000
Total	5,037,000
Accumulated Depreciation	92,000
Total	$ 4,945,000
Life on Which Depreciation is Computed	40 years
Minimum | Alton, IL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Apopka, FL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Arvada, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Aurora, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Austin, TX | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Belton, MO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Bloomingburg, NY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Blossvale, NY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Casper, WY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Cheyenne, WY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Clearfield, UT | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Clio, MI | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Commerce City, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Connelly, NY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Davie, FL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Davison, MI | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Denver, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Denver, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Fayetteville, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Ft. Collins, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Gainesville, FL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Gansevoort, NY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Gillette, WY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Godfrey, IL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Golden, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Grand Prairie, TX | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Greeley, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Haysville, KS | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Henderson, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Jacksonville, FL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Jacksonville, FL | Multifamily
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Kansas City, KS | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Kansas City, MO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Kissimmee, FL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Lake Wales, FL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Laramie, WY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Lawrence, KS | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Layton, UT | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Lewisville, TX | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Liverpool, NY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Longmont, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Longmont, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Loveland, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Magna, UT | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Manhattan, KS | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Nanuet, NY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Naples, FL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | North Salt Lake, UT | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | O' Fallon, IL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Ogden, UT | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Orlando, FL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Park City, KS | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Pompano Beach, FL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Pontoon Beach, IL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Port Jervis, NY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Queensbury, NY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Salt Lake City, UT | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Sandy, UT | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Sarasota Springs, NY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Springdale, AR | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Thornton, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Thornton, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Tooele, UT | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Topeka, KS | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Washingtonville, NY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | West Jordan, UT | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | West Valley City, UT | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Wichita, KS | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Winter Haven, FL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Memphis, TN | Multifamily
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Houston, TX | Multifamily
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Marietta, GA | Multifamily
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Murfreesboro, TN | Multifamily
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Panama City, FL | Multifamily
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Roswell, GA | Multifamily
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Savannah, GA | Multifamily
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Minimum | Scottsdale, AZ | Multifamily
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	10 years
Maximum | Alton, IL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Apopka, FL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Arvada, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Aurora, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Austin, TX | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Belton, MO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Bloomingburg, NY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Blossvale, NY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Casper, WY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Cheyenne, WY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Clearfield, UT | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Clio, MI | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Commerce City, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Connelly, NY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Davie, FL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Davison, MI | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Denver, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Denver, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Fayetteville, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Ft. Collins, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Gainesville, FL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Gansevoort, NY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Gillette, WY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Godfrey, IL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Golden, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Grand Prairie, TX | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Greeley, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Haysville, KS | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Henderson, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Jacksonville, FL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Jacksonville, FL | Multifamily
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Kansas City, KS | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Kansas City, MO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Kissimmee, FL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Lake Wales, FL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Laramie, WY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Lawrence, KS | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Layton, UT | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Lewisville, TX | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Liverpool, NY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Longmont, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Longmont, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Loveland, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Magna, UT | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Manhattan, KS | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Nanuet, NY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Naples, FL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | North Salt Lake, UT | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | O' Fallon, IL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Ogden, UT | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Orlando, FL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Park City, KS | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Pompano Beach, FL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Pontoon Beach, IL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Port Jervis, NY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Queensbury, NY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Salt Lake City, UT | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Sandy, UT | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Sarasota Springs, NY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Springdale, AR | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Thornton, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Thornton, CO | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Tooele, UT | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Topeka, KS | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Washingtonville, NY | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | West Jordan, UT | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | West Valley City, UT | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Wichita, KS | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Winter Haven, FL | Manufactured homes
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Memphis, TN | Multifamily
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Houston, TX | Multifamily
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Marietta, GA | Multifamily
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Murfreesboro, TN | Multifamily
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Panama City, FL | Multifamily
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Roswell, GA | Multifamily
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Savannah, GA | Multifamily
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years
Maximum | Scottsdale, AZ | Multifamily
Gross Amount Carried at Close of Period
Life on Which Depreciation is Computed	30 years